Summary of Significant Accounting Policies - Summary of Cash and Cash Equivalents, Excluding Cash on Hand are Deposited in Financial Institutions at Locations (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	$ 16,337,549	$ 26,773,902
Total cash and cash equivalents balances held at financial institutions	16,336,220	26,773,136
People's Republic of China (PRC)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	8,020,738	14,872,259
People's Republic of China (PRC) | RMB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	5,555,396	11,977,938
People's Republic of China (PRC) | USD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	1,362,732	1,117,452
People's Republic of China (PRC) | EUR
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	1,102,611	1,776,869
Germany
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	1,104,423	2,882,073
Germany | EUR
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	1,104,423	2,882,073
USA
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	7,211,058	9,018,804
USA | USD
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	$ 7,211,058	$ 9,018,804